Stock-Based Compensation - Market-Based Units (Details) - Equity Incentive Plan 2021 [Member] - RENEO PHARMACEUTICALS INC [Member] - Market-Based Units [Member] - Employee [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 Day $ / shares shares	Dec. 31, 2023 Day $ / shares shares
Stock-Based Compensation
Threshold share price for vesting of shares	$ 200	$ 200
Consecutive trading days | Day	30	30
Share Price	$ 27.8	$ 27.8
Service period	3 years	3 years
Unvested shares | shares	12,000	12,000